Stock Options (Details Narrative)	12 Months Ended
Oct. 31, 2022 USD ($)
Warrants Two [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	$ 272,918
Warrants Three [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	$ 240,079